UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Item 1. Reports to Stockholders.

Cboe Vest S&P 500® Dividend Aristocrats
Target Income ETF

Ticker: KNG

Semi-Annual Report

April 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

Management’s Discussion of Fund Performance
(Unaudited)

This discussion is for the Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF (the “Fund”) for the period from November 1, 2019 through April 30, 2020 (the “current fiscal period”). The Fund seeks to track the Cboe S&P 500® Dividend Aristocrats Target Income Index - Monthly Series (the “Index”).

During the current fiscal period, the Fund generally held approximately equal weights in up to 64 equity names. In addition, the Fund sells covered calls such that the premiums received when selling the calls, plus the dividends received from the equities, sum to approximately 3.0% in excess of the S&P 500® dividend yield annually.

Fund Performance vs. Index Performance

For the current fiscal period, the Fund’s net asset value (“NAV”) performance was -11.53%, while the Index performance was -11.23%. The underperformance of 0.30% can be explained by the following factors:

1.	Expense Ratio: The non-annualized current fiscal period’s ratios of expenses accrued to average net assets equates to 0.38%.

2.	Execution costs: Commissions plus slippage due to trading securities at prices other than mid-market are estimated at 0.08%.

3.

Fund vs. Index Holdings: While the Fund attempts to hold securities in the same proportion (i.e., weighting) as the Index, at times the Fund weights may deviate from the Index weights. The options positions may be “optimized” such that the Fund’s weights are set to take into account any liquidity concerns. That is, options that trade with wider bid-ask spreads may be excluded from the Fund holdings to minimize execution costs. For the current fiscal period we estimate that the variance in weights between the Fund and the Index positively impacted the Fund by 0.16%.

Using market prices for the Fund, the Fund’s performance for the current fiscal period was -11.12%. The performance for the current fiscal period for the S&P 500® index was -3.16%.

Impact of Fund Holdings on Performance

The top five performing holdings for the current fiscal period were Clorox Company, Hormel Foods Corporation, Johnson & Johnson, S&P Global, Inc., and Abbott Laboratories, with returns of 27.8%, 15.7%, 15.2%, 14.0%, and 11.1%, respectively.

The bottom five performing holdings for the current fiscal period were Cincinnati Financial Corporation, Federal Realty Investment Trust, Leggett & Platt, Inc., Franklin Resources, Inc., and ExxonMobil Corporation, with returns of -41.2%, -37.7%, -30.1%, -29.9%, and -29.4%, respectively.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
(Unaudited) (Continued)

Summary

In conclusion, the Fund closely tracked the performance of its underlying index, primarily underperforming the Index due to the impact of the Fund’s expense ratio.

Must be preceded or accompanied by a prospectus.

Investments involve risk. Principal loss is possible. The Fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. To the extent the Fund invests more heavily in particular sectors of the economy, the Fund’s performance may be more sensitive to developments that significantly affect those sectors. The Fund is non-diversified and may concentrate its assets in fewer holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility. The Fund’s emphasis on dividend-paying stocks could fall out of favor, or companies could reduce or eliminate dividends. Derivatives, such as the options in which the Fund invests, can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Fund. Writing call options are speculative activities and entail greater-than-ordinary investment risks. The Fund’s use of derivatives, such as call options, can lead to losses because of adverse movements in the price or value of the underlying stock, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio managers use options to enhance the Fund’s return or as a substitute for a position or security. When selling a call option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying stock is above the strike price by an amount equal to or greater than the premium. The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the underlying stock(s). The Fund may “turn over” some or all of its covered calls as frequently as weekly, and higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. The Fund’s covered call strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income and to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
(Unaudited) (Continued)

costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. There can be no guarantee that the Index or Fund will be successful in achieving the objective. The total return performance of the Index and Fund could be negative, even when the Fund achieves its objectives.

Read the “Principal Risks” section of the prospectus for a complete listing of fund-specific risks.

The Index and the methodology used to calculate the Index are the property of Cboe Global Markets, Inc. (“Cboe”). Cboe Vest, LLC, a subsidiary of Cboe owns a minority stake in Cboe Vest Group Inc., which owns the Adviser. Among other things, the methodology involves the S&P 500® Index. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”), a division of S&P Global; Cboe® is a registered trademark of Cboe. The Index, S&P, and Cboe trademarks have been licensed for use by the Adviser, including for use by the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Cboe and/or its affiliates, other than the Adviser (together without the Adviser, the “Cboe Group”), or S&P and/or its affiliates (together, the “S&P Group”). While the Fund may be listed on an exchange that is an affiliate of Cboe, neither the Cboe Group nor the S&P Group make any representation regarding the advisability of investing in the Fund. Neither the Cboe Group nor the S&P Group guarantees the adequacy, accuracy, timeliness, and/or completeness of the Index, S&P 500® Index, or any methodology or data related thereto, and neither the Cboe Group nor the S&P Group shall have any liability for any errors, omissions, or interruptions therein.

It is not possible to invest directly into an index.

Covered call: A covered call is an options strategy whereby an investor holds a long position in a stock and sells (also referred to as “writes”) call options on that same stock in an attempt to generate increased income from the stock. A covered call is also known as a “buy-write.”

Dividend yield: The dividend yield for the S&P 500 is calculated by finding the weighted average of each listed company’s most recently reported full-year dividend, then dividing by the current share price. Yields are published and calculated daily by Standard & Poor’s and other financial media.

Fund holdings and/or sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security. Please see the Schedule of Investments in this report for a complete list of Fund holdings.

Distributed by Quasar Distributors, LLC.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

Portfolio Allocation
As of April 30, 2020 (Unaudited)

Sector	Percentage of Net Assets
Consumer, Non-cyclical♦	29.3%
Industrial	23.0
Consumer, Cyclical	15.4
Financial	14.0
Basic Materials	10.6
Energy	3.1
Utilities	2.8
Communications	1.5
Short-Term Investments	0.2
Other Assets in Excess of Liabilities	0.1
Total	100.0%

♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 9 in Notes to Financial Statements.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

Schedule of Investments
April 30, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.7%
	Aerospace/Defense — 2.9%
5,657	General Dynamics Corporation^	$738,917
11,664	Raytheon Technologies Corporation^	755,944
		1,494,861
	Agriculture — 1.5%
20,654	Archer-Daniels-Midland Company^	767,090
	Apparel — 1.5%
13,582	V.F. Corporation^	789,114
	Beverages — 4.4%
12,209	Brown-Forman Corporation - Class B	759,400
16,379	Coca-Cola Company^	751,632
5,667	PepsiCo, Inc.^	749,687
		2,260,719
	Building Materials — 1.6%
46,958	Carrier Global Corporation	831,626
	Chemicals — 9.0%
3,494	Air Products and Chemicals, Inc.^	788,177
12,169	Albemarle Corporation^	747,542
4,217	Ecolab, Inc.^	815,990
4,072	Linde plc^	749,207
8,155	PPG Industries, Inc.^	740,719
1,480	Sherwin-Williams Company^	793,828
		4,635,463
	Commercial Services — 4.7%
5,431	Automatic Data Processing, Inc.^	796,673
3,702	Cintas Corporation^	821,215
2,641	S&P Global, Inc.^	773,496
		2,391,384
	Cosmetics/Personal Care — 2.8%
10,363	Colgate-Palmolive Company^	728,208
6,182	Procter & Gamble Company^	728,672
		1,456,880

The accompanying notes are an integral part of these financial statements.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

Schedule of Investments
April 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Distribution/Wholesale — 1.5%
2,856	W.W. Grainger, Inc.^	$787,057
	Diversified Financial Services — 3.4%
46,544	Franklin Resources, Inc.^	876,889
7,444	T. Rowe Price Group, Inc.^	860,750
		1,737,639
	Electric — 1.4%
9,026	Consolidated Edison, Inc.^	711,249
	Electrical Components & Equipment — 1.6%
13,952	Emerson Electric Company^	795,683
	Electronics — 1.6%
2,351	Roper Technologies, Inc.^	801,762
	Environmental Control — 1.6%
24,124	Pentair plc	834,449
	Food — 4.5%
15,639	Hormel Foods Corporation^	732,687
4,869	McCormick & Company, Inc.^	763,654
14,838	Sysco Corporation^	834,934
		2,331,275
	Gas — 1.4%
7,285	Atmos Energy Corporation	742,852
	Hand/Machine Tools — 1.5%
6,975	Stanley Black & Decker, Inc.	768,645
	Healthcare-Products — 2.9%
7,858	Abbott Laboratories^	723,643
7,703	Medtronic plc^	752,044
		1,475,687
	Home Furnishings — 1.8%
25,605	Leggett & Platt, Inc.^	899,504
	Household Products/Wares — 2.8%
3,887	Clorox Company^	724,692
5,259	Kimberly-Clark Corporation^	728,266
		1,452,958

The accompanying notes are an integral part of these financial statements.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

Schedule of Investments
April 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Insurance — 4.2%
21,067	Aflac, Inc.^	$784,535
7,092	Chubb, Ltd.^	766,007
9,416	Cincinnati Financial Corporation	619,573
		2,170,115
	Iron/Steel — 1.6%
19,570	Nucor Corporation^	806,088
	Machinery-Construction & Mining — 1.5%
6,538	Caterpillar, Inc.^	760,892
	Machinery-Diversified — 3.1%
8,388	Dover Corporation^	785,536
15,551	Otis Worldwide Corporation	791,701
		1,577,237
	Miscellaneous Manufacturing — 4.6%
5,115	3M Company^	777,071
18,622	A.O. Smith Corporation^	789,200
4,759	Illinois Tool Works, Inc.^	773,338
		2,339,609
	Oil & Gas — 3.1%
8,504	Chevron Corporation^	782,368
16,989	Exxon Mobil Corporation^	789,479
		1,571,847
	Packaging & Containers — 1.6%
89,913	Amcor plc	806,520
	Pharmaceuticals — 5.7%
8,998	AbbVie, Inc.^	739,636
2,785	Becton Dickinson and Company^	703,296
14,967	Cardinal Health, Inc.^	740,567
4,747	Johnson & Johnson^	712,240
		2,895,739

The accompanying notes are an integral part of these financial statements.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

Schedule of Investments
April 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Real Estate — 4.8%
3,060	Essex Property Trust, Inc.	$746,946
10,517	Federal Realty Investment Trust	875,750
14,967	Realty Income Corporation^	821,988
		2,444,684
	Retail — 10.5%
10,098	Genuine Parts Company^	800,569
7,779	Lowe’s Companies, Inc.^	814,850
4,055	McDonald’s Corporation^	760,556
8,934	Ross Stores, Inc.	816,210
7,107	Target Corporation^	779,922
16,970	Walgreens Boots Alliance, Inc.^	734,631
5,743	Walmart, Inc.^	698,062
		5,404,800
	Savings & Loans — 1.6%
65,998	People’s United Financial, Inc.	837,514
	Telecommunications — 1.5%
25,023	AT&T, Inc.^	762,451
	Transportation — 1.5%
10,512	Expeditors International of Washington, Inc.^	752,712
	TOTAL COMMON STOCKS (Cost $53,563,754)	51,096,105

	SHORT-TERM INVESTMENTS — 0.2%
87,682	First American Treasury Obligations Fund - Class X, 0.17%*	87,682
	TOTAL SHORT-TERM INVESTMENTS (Cost $87,682)	87,682
	TOTAL INVESTMENTS — 99.9% (Cost $53,651,436)	51,183,787
	Other Assets in Excess of Liabilities — 0.1%	53,735
	NET ASSETS — 100.0%	$51,237,522

Percentages are stated as a percent of net assets.
^	All or a portion of this security is held as collateral for the options written. At April 30, 2020, the value of these securities amount to $2,054,529 or 4.0% of net assets.
*	Rate shown is the annualized seven-day yield as of April 30, 2020.

The accompanying notes are an integral part of these financial statements.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

Schedule of Options Written
April 30, 2020 (Unaudited)

Contracts (100 shares per contract)	Description	Notional Amount	Value
	CALL OPTIONS WRITTEN (a) — (0.2)%
2	3M Company, Expires 5/15/2020, Exercise Price $145.00	$(30,384)	$(1,875)
4	Abbott Laboratories, Expires 5/15/2020, Exercise Price $95.00	(36,836)	(460)
4	AbbVie, Inc., Expires 5/15/2020, Exercise Price $82.50	(32,880)	(1,028)
10	Aflac, Inc., Expires 5/15/2020, Exercise Price $35.00	(37,240)	(2,540)
2	Air Products and Chemicals, Inc., Expires 5/15/2020, Exercise Price $220.00	(45,116)	(2,100)
6	Albemarle Corporation, Expires 5/15/2020, Exercise Price $60.00	(36,858)	(2,400)
9	A.O. Smith Corporation, Expires 5/15/2020, Exercise Price $40.00	(38,142)	(2,722)
10	Archer-Daniels-Midland Company, Expires 5/15/2020, Exercise Price $37.00	(37,140)	(1,200)
11	AT&T, Inc., Expires 5/15/2020, Exercise Price $31.00	(33,517)	(578)
3	Automatic Data Processing, Inc., Expires 5/15/2020, Exercise Price $140.00	(44,007)	(3,075)
1	Becton Dickinson and Company, Expires 5/15/2020, Exercise Price $260.00	(25,253)	(520)
7	Cardinal Health, Inc., Expires 5/15/2020, Exercise Price $50.00	(34,636)	(1,120)
3	Caterpillar, Inc., Expires 5/15/2020, Exercise Price $115.00	(34,914)	(1,335)
4	Chevron Corporation, Expires 5/15/2020, Exercise Price $85.00	(36,800)	(3,250)
3	Chubb, Ltd., Expires 5/15/2020, Exercise Price $115.00	(32,403)	(292)
4	Cincinnati Financial Corporation, Expires 5/15/2020, Exercise Price $85.00	(26,320)	(50)
2	Cintas Corporation, Expires 5/15/2020, Exercise Price $200.00	(44,366)	(4,900)
2	Clorox Company, Expires 5/15/2020, Exercise Price $190.00	(37,288)	(1,000)

The accompanying notes are an integral part of these financial statements.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

Schedule of OPTIONS WRITTEN
April 30, 2020 (Unaudited) (Continued)

Contracts (100 shares per contract)	Description	Notional Amount	Value
	CALL OPTIONS WRITTEN (a) — (0.2)% (Continued)
7	Coca-Cola Company, Expires 5/15/2020, Exercise Price $47.50	$(32,123)	$(304)
5	Colgate-Palmolive Company, Expires 5/15/2020, Exercise Price $72.50	(35,135)	(450)
4	Consolidated Edison, Inc., Expires 5/15/2020, Exercise Price $90.00	(31,520)	(110)
4	Dover Corporation, Expires 5/15/2020, Exercise Price $90.00	(37,460)	(2,240)
2	Ecolab, Inc., Expires 5/15/2020, Exercise Price $175.00	(38,700)	(3,990)
7	Emerson Electric Company, Expires 5/15/2020, Exercise Price $50.00	(39,921)	(5,075)
5	Expeditors International of Washington, Inc., Expires 5/15/2020, Exercise Price $70.00	(35,803)	(1,775)
8	Exxon Mobil Corporation, Expires 5/15/2020, Exercise Price $42.50	(37,176)	(3,520)
22	Franklin Resources, Inc., Expires 5/15/2020, Exercise Price $17.50	(41,448)	(3,300)
3	General Dynamics Corporation, Expires 5/15/2020, Exercise Price $140.00	(39,186)	(142)
5	Genuine Parts Company, Expires 5/15/2020, Exercise Price $75.00	(39,640)	(2,975)
7	Hormel Foods Corporation, Expires 5/15/2020, Exercise Price $50.00,	(32,795)	(105)
2	Illinois Tool Works, Inc., Expires 5/15/2020, Exercise Price $155.00	(32,500)	(2,140)
2	Johnson & Johnson, Expires 5/15/2020, Exercise Price $150.00	(30,008)	(520)
3	Kimberly-Clark Corporation, Expires 5/15/2020, Exercise Price $140.00	(41,544)	(750)
12	Leggett & Platt, Inc., Expires 5/15/2020, Exercise Price $30.00	(42,156)	(6,660)
2	Linde plc, Expires 5/15/2020, Exercise Price $185.00	(36,798)	(1,040)
4	Lowe’s Companies, Inc., Expires 5/15/2020, Exercise Price $95.00	(41,900)	(4,110)

The accompanying notes are an integral part of these financial statements.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

Schedule of OPTIONS WRITTEN
April 30, 2020 (Unaudited) (Continued)

Contracts (100 shares per contract)	Description	Notional Amount	Value
	CALL OPTIONS WRITTEN (a) — (0.2)% (Continued)
2	McCormick & Company, Inc., Expires 5/15/2020, Exercise Price $155.00	$(31,368)	$(1,020)
2	McDonald’s Corporation, Expires 5/15/2020, Exercise Price $185.00	(37,512)	(1,460)
3	Medtronic plc, Expires 5/15/2020, Exercise Price $100.00	(29,289)	(512)
9	Nucor Corporation, Expires 5/15/2020, Exercise Price $37.50	(37,071)	(3,758)
3	PepsiCo, Inc., Expires 5/15/2020, Exercise Price $135.00	(39,687)	(474)
4	PPG Industries, Inc., Expires 5/15/2020, Exercise Price $95.00	(36,332)	(620)
3	Procter & Gamble Company, Expires 5/15/2020, Exercise Price $125.00	(35,361)	(99)
5	Raytheon Technologies Corporation, Expires 5/15/2020, Exercise Price $65.00	(32,405)	(1,125)
7	Realty Income Corporation, Expires 5/15/2020, Exercise Price $52.50	(38,444)	(2,835)
1	Roper Technologies, Inc., Expires 5/15/2020, Exercise Price $320.00	(34,103)	(2,475)
4	Ross Stores, Inc., Expires 5/15/2020, Exercise Price $90.00	(36,544)	(1,900)
1	S&P Global, Inc., Expires 5/15/2020, Exercise Price $280.00	(29,288)	(1,700)
1	Sherwin-Williams Company, Expires 5/15/2020, Exercise Price $510.00	(53,637)	(3,445)
3	Stanley Black & Decker, Inc., Expires 5/15/2020, Exercise Price $115.00	(33,060)	(713)
7	Sysco Corporation, Expires 5/15/2020, Exercise Price $50.00	(39,389)	(5,250)
3	T. Rowe Price Group, Inc., Expires 5/15/2020, Exercise Price $105.00	(34,689)	(3,765)
3	Target Corporation, Expires 5/15/2020, Exercise Price $115.00	(32,922)	(282)
6	V.F. Corporation, Expires 5/15/2020, Exercise Price $57.50	(34,860)	(1,980)

The accompanying notes are an integral part of these financial statements.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

Schedule of OPTIONS WRITTEN
April 30, 2020 (Unaudited) (Continued)

Contracts (100 shares per contract)	Description	Notional Amount	Value
	CALL OPTIONS WRITTEN (a) — (0.2)% (Continued)
1	W.W. Grainger, Inc., Expires 5/15/2020, Exercise Price $280.00	$(27,558)	$(525)
8	Walgreens Boots Alliance, Inc., Expires 5/15/2020, Exercise Price $45.00	(34,632)	(572)
3	Walmart, Inc., Expires 5/15/2020, Exercise Price $130.00	(36,465)	(108)
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $103,685)		$(104,269)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

Statement of Assets and Liabilities
April 30, 2020 (Unaudited)

ASSETS
Investments in securities, at value (Cost $53,651,436)	$51,183,787
Receivable for securities sold	4,194,403
Dividends and interest receivable	101,926
Deposit at broker	5,013
Total assets	55,485,129

LIABILITIES
Options written, at value (Premiums received $103,685)	$104,269
Payable for securities purchased	4,113,320
Management fees payable	30,018
Total liabilities	4,247,607

NET ASSETS	$51,237,522

Net Assets Consist of:
Paid-in capital	$55,724,736
Total distributable earnings (accumulated deficit)	(4,487,214)
Net assets	$51,237,522

Net Asset Value:
Net assets	$51,237,522
Shares outstanding ^	1,325,000
Net asset value, offering and redemption price per share	$38.67

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

Statement of Operations
For the Six-Months Ended April 30, 2020 (Unaudited)

INCOME
Dividends	$641,012
Interest	919
Total investment income	641,931

EXPENSES
Management fees	183,139
Total expenses	183,139
Net investment income (loss)	458,792

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(513,407)
Options written	268,174
Change in unrealized appreciation (depreciation) on:
Investments	(6,153,985)
Options written	1,642
Net realized and unrealized gain (loss)	(6,397,576)
Net increase (decrease) in net assets resulting from operations	$(5,938,784)

The accompanying notes are an integral part of these financial statements.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF Statements of Changes in Net Assets
	Six-Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
OPERATIONS
Net investment income (loss)	$458,792	$525,580
Net realized gain (loss) on investments and options written	(245,233)	(224,543)
Change in unrealized appreciation (depreciation) on investments and options written	(6,152,343)	4,108,127
Net increase (decrease) in net assets resulting from operations	(5,938,784)	4,409,164

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,041,754)	(1,337,444)
Total distributions to shareholders	(1,041,754)	(1,337,444)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	19,213,687	23,516,697
Payments for shares redeemed	(4,573,665)	(2,153,680)
Transaction fees (Note 8)	4,282	4,621
Net increase (decrease) in net assets derived from capital share transactions (a)	14,644,304	21,367,638
Net increase (decrease) in net assets	$7,663,766	$24,439,358

NET ASSETS
Beginning of period/year	$43,573,756	$19,134,398
End of period/year	$51,237,522	$43,573,756

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	450,000	550,000
Redemptions	(100,000)	(50,000)
Net increase (decrease)	350,000	500,000

The accompanying notes are an integral part of these financial statements.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	Period Ended October 31, 2018(1)
Net asset value, beginning of period/year	$44.69		$40.28	$40.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.40		0.74	0.43
Net realized and unrealized gain (loss) on investments	(5.54)		5.52	0.70	(3)
Total from investment operations	(5.14)		6.26	1.13

DISTRIBUTIONS:
Distributions from:
Net investment income	(0.88)		(1.57)	(0.40)
Realized gains	—		(0.29)	(0.46)
Total distributions	(0.88)		(1.86)	(0.86)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 2)	(0.00	)(7)	0.01	0.01

Net asset value, end of period/year	$38.67		$44.69	$40.28

Total return	-11.53	%(4)	15.98%	2.84	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$51,238		$43,574	$19,134

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.75	%(5)	0.75%	0.75	%(5)
Net investment income to average net assets	1.87	%(5)	1.75%	1.73	%(5)
Portfolio turnover rate (5)	54	%(4)	83%	50	%(4)

(1)	Inception date of March 26, 2018.
(2)	Calculated based on average shares outstanding during the period/year.
(3)

Realized and unrealized gained (losses) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.
(7)	Represents less than $0.005.

The accompanying notes are an integral part of these financial statements.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

Notes to Financial Statements
April 30, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF is to track the performance, before fees and expenses, of the Cboe S&P 500® Dividend Aristocrats Target Income Index-Monthly Series (the “Index”). The Fund’s inception date is March 26, 2018.

The end of the reporting period for the Fund is April 30, 2020, and the period covered by these Notes to Financial Statements is the six-month period ended April 30, 2020 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services- Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked price will be used. All securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$51,096,105	$—	$—	$51,096,105
Short-Term Investments	87,682	—	—	87,682
Total Investments in Securities, at value	$51,183,787	$—	$—	$51,183,787

^	See Schedule of Investments for breakout of investments by industry group classification.

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$—	$104,269	$—	$104,269
Total Call Options Written, at value	$—	$104,269	$—	$104,269

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any,

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited) (Continued)

related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investment in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid by the Fund on a quarterly basis. Distributions to shareholders from net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited) (Continued)

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind. For the year ended October 31, 2019, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(264,123)	$264,123

During the year ended October 31, 2019, the Fund realized $264,123 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

There were no other events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited) (Continued)

J.

New Accounting Pronouncements and Other Matters. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018- 13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of these changes and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Cboe VestSM Financial LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses. For services provided to the Fund, the Fund pays the Adviser at an annual rate of 0.75% based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited) (Continued)

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Until March 31, 2020, the Distributor was an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor (until March 31, 2020), and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities, options, and in-kind transactions, were $26,394,346 and $26,246,361, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $19,072,369 and $4,555,151, respectively.

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at October 31, 2019 were as follows:

Tax cost of investments*	$41,060,971
Gross tax unrealized appreciation	$4,199,974
Gross tax unrealized depreciation	(1,730,432)
Net tax unrealized appreciation (depreciation)	2,469,542
Undistributed ordinary income	—
Undistributed long-term capital gain (loss)	23,782
Accumulated gain (loss)	23,782
Other accumulated gain (loss)	—
Distributable earnings (accumulated deficit)	$2,493,324

*	Includes premiums on written call options.

The differences between book and tax-basis cost is due primarily to timing differences in recognizing wash sales and straddle losses.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited) (Continued)

the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2019, the Fund did not elect to defer any post-October capital losses or late-year ordinary losses.

As of October 31, 2019, the Fund had no capital loss carryforward available for federal income tax purposes.

The tax character of distributions paid by the Fund during the year/period ended October 31, 2019 and October 31, 2018 was as follows:

	Year Ended October 31, 2019	Period Ended October 31, 2018
Ordinary Income	$1,261,111	$231,671
Long Term Capital Gain	76,333	—

NOTE 6 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The following disclosures provide information on the Fund’s use of derivatives. The location and value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statement of Operations are included in the following tables.

The Fund will employ a “partial covered call strategy,” meaning that Covered Calls will be written on a notional value of no more than 20% of the value of each underlying Aristocrat Stock, such that the short position in each call option is “covered” by a portion of the corresponding Aristocrat Stock held by the Fund to generate income. A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited) (Continued)

realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

For financial statement purposes, cash held at the broker for options is included in the Statement of Assets and Liabilities as Deposit at broker. Broker interest paid by the Fund, if any, is included as interest expense in the Statement of Operations. As collateral for its written options, the Fund maintains segregated assets consisting of cash, cash equivalents, or liquid securities (“Permissible Assets”). Segregated cash, if any, is included as restricted cash for options in the Statement of Assets and Liabilities. The Adviser may earmark or instruct the Fund’s custodian to segregate Permissible Assets in an amount at least equal to the market value, calculated on a daily basis, of the written options. Alternatively, a written call option contract can be “covered” through (a) ownership of the underlying instruments or (b) ownership of an option on such instruments at an exercise price equal to or lower than the exercise price of the short option.

The average volume of derivative activity during the current fiscal period is as follows:

Average Value
Options Written	$(91,479)

The effect of derivative instruments on the Statement of Assets and Liabilities for the current fiscal period is as follows:

	Liability Derivatives*
Derivatives - Not Accounted For as Hedging Instruments	Statement of Assets and Liabilities Location	Value
Equity Contracts – Written Options	Options written, at value	$104,269

*	There were no asset derivatives for the current fiscal period.

The effect of derivative instruments on the Statement of Operations for the current fiscal period is as follows:

Derivatives - Not Accounted For as Hedging Instruments	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Equity Contracts – Options Written	$268,174	$1,642

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited) (Continued)

NOTE 7 – OFFSETTING ASSETS AND LIABILITIES

The Fund is subject to a Master Netting Arrangement, which governs the terms of certain transactions with select counterparties. The Master Netting Arrangement allows the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangement also specifies collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of Master Netting Arrangement.

The following is a summary of the Assets and Liabilities subject to offsetting in the Fund as of the end of the reporting period:

Liabilities

				Gross Amount not offset in the Statement of Assets and Liabilities
Description / Counterparty	Gross Amount of Recognized Liabilities	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amount Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Options Written Societe Generale	$104,269	$—	$104,269	$104,269	$—	$—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

NOTE 8 – SHARE TRANSACTIONS

Shares of the Fund are listed and trade on the Cboe BZX Exchange, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited) (Continued)

trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, of 1.8 basis points (0.018%) of the value of the Creation Units subject to the transaction will generally be imposed for purchases and redemptions of Creation Units where the deposit securities for which in-kind delivery is possible are delivered in-kind. A variable fee, payable to the Fund, of 3.0 basis points (0.03%) of the value of the Creation Units subject to the transaction will generally be imposed for cash purchases of Creation Units. A variable fee, payable to the Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for non-standard or custom orders to purchase or redeem Creation Units. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transaction section of the Statement of Changes in Net Assets. During the current fiscal period, the Fund received $4,282 in variable fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 9 – PRINCIPAL RISK

Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated. To the extent the Fund invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy, and the value of shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries or sectors.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

Expense Example
For the Six-Months Ended April 30, 2020 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated below in the Expense Example table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During the Period^
Actual	$1,000.00	$ 884.70	$3.51
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021.13	$3.77

^

The dollar amounts shown as expenses paid during the period are equal to the annualized period expense ratio, 0.75%, multiplied by the average account value during the period, multiplied by 182/366 to reflect the one-half year period.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2019. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

Federal Tax Information
(Unaudited)

For the fiscal year ended October 31, 2019, certain dividends paid by the Fund may be subject to a maximum rate of 23.8% as provided by the Jobs and Growth Tax relief Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 62.45%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended October 31, 2019 was 59.28%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 57.07%.

Results of Shareholder Meeting
(Unaudited)

A Special Meeting of Shareholders of the Funds was held on October 31, 2019 at the offices of U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin, pursuant to notice given to all shareholders of record of the Funds at the close of business on August 8, 2019. At the Special Meeting, shareholders were asked to approve the following proposals, and the tabulation of the shareholder votes rendered the following results:

Proposal	For Votes	Against	Abstained
To approve a new Advisory Agreement between ETF Series Solutions, on behalf of the Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF, and Cboe VestSM Financial LLC	408,609	0	13,447

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.cboevest.com/etfs daily.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.cboevest.com/etfs.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-month period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Fund’s Trustees
(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.cboevest.com/etfs.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.cboevest.com/etfs.

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Adviser

Cboe VestSM Financial LLC

1765 Greensboro Station Place, Suite 900

McLean, Virginia 22102

Index Provider

Cboe

400 South LaSalle Street

Chicago, Illinois 60605

Distributor

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004-2541

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

Symbol – KNG

CUSIP – 26922A537

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the first fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	July 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	July 6, 2020

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	July 6, 2020